Share-based compensation - Weighted Average Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted (in dollars per share)	$ 2.26	$ 3.27	$ 2.91